Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 92,849	$ 31,374	$ 13,903
Marketable securities	0	23,362	51,608
Prepaid expenses and other current assets	4,404	6,517	2,330
Total current assets	97,253	61,253	67,841
Property and equipment, net	0	23	115
Operating lease right-of-use assets	0	175	152
Other assets, noncurrent	810	810	0
Total assets	98,063	62,261	68,108
Current liabilities:
Accounts payable	833	126	278
Accrued expenses	1,465	3,791	4,962
Income tax liabilities	1,269	0
Operating lease liabilities	0	94	154
Deferred revenue	0	212	848
Total current liabilities	3,567	4,223	6,242
Operating lease liabilities, noncurrent	0	82	0
Deferred revenue, noncurrent		0	212
Total liabilities	3,567	4,305	6,454
Commitments and contingencies (Note 7)
Stockholders' equity
Common stock, $0.0001 par value per share; 200,000,000 shares authorized as of June 30, 2026 and December 31, 2025; and 5,306,894 and 5,283,321 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	4	4	4
Preferred stock, $0.0001 par value per share; 50,000,000 shares authorized as of June 30, 2026 and December 31, 2025; no shares issued or outstanding as of June 30, 2026 and December 31, 2025	0	0	0
Additional paid-in capital	361,103	359,932	354,602
Accumulated other comprehensive gain	0	18	68
Accumulated deficit	(266,611)	(301,998)	(293,020)
Total stockholders' equity	94,496	57,956	61,654
Total liabilities and stockholders' equity	$ 98,063	$ 62,261	$ 68,108